Stockholders' Equity - Summary of Warrant Activity (FY) (Details) - $ / shares shares in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Common Shares Issuable upon Exercise
Outstanding, beginning balance (in shares)	7,084	2,318
Issued (shares)	10,262	5,199
Exercised (shares)	(1,041)	(186)
Cancelled (shares)	(3,210)	(247)
Outstanding, ending balance (in shares)	13,095	7,084
Exercisable at balance sheet date (shares)	6,738	7,084
Weighted Average Exercise Price
Outstanding, beginning balance (in usd per share)	$ 3.91	$ 15.19
Issued (USD per Share)	0.41	1.60
Exercised (USD per share)	1.48	1.55
Cancelled (USD per share)	3.99	52.50
Outstanding, ending balance (in usd per share)	0.69	3.91
Exercisable at balance sheet date (USD per Share)	$ 1.01	$ 3.91